STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The combined stock option activity for the nine months ended September 30, 2021, is as follows:

	Stock Options	Weighted Average Exercise Price
Options outstanding at December 31, 2020	9,250,333	$1.37
Granted	4,075,600	4.92
Exercised	(731,585)	1.09
Canceled and forfeited	(1,555,609)	1.69
Options outstanding at September 30, 2021	11,038,739	2.66
Exercisable at September 30, 2021	4,560,750	1.22

The combined stock option activity for the year ended December 31, 2020, is as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Options outstanding at beginning of year	10,021,444	$1.27	8.64
Granted	2,613,700	$1.66
Exercised	(693,920)	$0.60
Canceled and forfeited	(2,690,891)	$1.48
Options outstanding at end of year	9,250,333	$1.37	8.09	$93
Exercisable at December 31, 2020	3,990,350	$1.10	7.12	$1,117

Schedule of Valuation Assumptions
The assumptions used to estimate the grant date fair value using the Black-Scholes option pricing model were as follows:

	Nine Months Ended September 30,
	2021	2020
Risk-free interest rate	0.84%	0.55%
Expected volatility	70.89%	67.13%
Expected term (years)	5.67-6.68	5.57-6.70
Expected dividend yield	—%	—%

The Black Scholes inputs to determine the fair value of stock options granted included the weighted-average assumptions presented below:

	Years Ended December 31,
	2020	2019
Risk-free interest rate	0.54%	1.92%
Expected volatility	67.65%	62.31%
Expected term (years)	5.57—6.70	5.61—10.0
Expected dividend yield	—%	—%

Schedule of Stock Based Compensation Expense
The Company has classified stock-based compensation in its condensed consolidated statements of operations and comprehensive loss as follows:

	Nine Months Ended September 30,
	2021	2020
Cost of product revenue	$79	$—
Research and development	711	532
Selling, general, and administrative	1,175	831
Total stock-based compensation expense	$1,965	$1,363

The Company presents the expenses related to stock-based compensation awards in the same expense line items as cash compensation paid to each of its employees as follows:

	Years Ended December 31,
	2020	2019
Research and development	$793	$616
Selling, general and administrative	8,233	665
Total stock-based compensation expense	$9,026	$1,281